ORGANIZATION AND BUSINESS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents	$ 1,023,199	$ 1,147,193
Available unused borrowing capacity	1,311,640
Amount available to draw	$ 1,231,606
License term for operating business	20 years